Annual Fund Operating Expenses	Jul. 31, 2025
Pear Tree Polaris Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.00%
Pear Tree Polaris Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.14%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.06%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Small Cap Fund - R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.04%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Quality Fund - Ordinary Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	1.11%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Quality Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.53%)	[3],[4],[5]
Net Expenses (as a percentage of Assets)	0.74%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Quality Fund - R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.49%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.64%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.31%)	[6]
Net Expenses (as a percentage of Assets)	1.24%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Essex Environmental Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.30%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.99%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Essex Environmental Opportunities Fund - R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.94%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Foreign Value Fund - Ordinary Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.10%)	[8]
Net Expenses (as a percentage of Assets)	1.41%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Foreign Value Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.22%)	[8],[9]
Net Expenses (as a percentage of Assets)	1.04%	[8],[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Foreign Value Fund - R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.17%)	[8],[10]
Net Expenses (as a percentage of Assets)	0.94%	[8],[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.10%)	[11]
Net Expenses (as a percentage of Assets)	1.42%	[11]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.22%)	[11],[12]
Net Expenses (as a percentage of Assets)	1.05%	[11],[12]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris Foreign Value Small Cap Fund - R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.10%)	[11]
Net Expenses (as a percentage of Assets)	1.02%	[11]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris International Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.10%)	[13]
Net Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris International Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.31%)	[13],[14],[15]
Net Expenses (as a percentage of Assets)	0.99%	[14],[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Pear Tree Polaris International Opportunities Fund - R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.16%)	[13],[14]
Net Expenses (as a percentage of Assets)	0.96%	[14]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026

[1]	The Manager has contractually agreed until July 31, 2026 to reimburse such portion of the expenses of Small Cap Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares, and 0.96 percent of Small Cap Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of Small Cap Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Small Cap Fund amounts that it has waived or reimbursed under that agreement.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Small Cap Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares and R6 Shares. The Manager does not have a right to recoup from Small Cap Fund amounts that it has waived under that agreement.
[3]	The Manager has contractually agreed until July 31, 2026 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager to Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund’s net assets, and (b) an annual rate of 0.50 percent for Quality Fund’s net assets in excess of $125 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement.
[4]	The Manager has contractually agreed until July 31, 2026 to reimburse such portion of the expenses of Quality Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.79 percent of Quality Fund’s net assets attributable to Institutional Shares, and 0.64 percent of Quality Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of Quality Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Quality Fund amounts that it has waived or reimbursed under that agreement.
[5]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Quality Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement.
[6]	The Manager has contractually agreed until July 31, 2026 to reimburse such portion of the expenses of the Fund attributable to Ordinary Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Ordinary Shares, Institutional Shares and R6 Shares, excluding AFFE and extraordinary expenses, is not greater than 1.24 percent of the Fund’s net assets attributable to Ordinary Shares, 0.99 percent of the Fund’s net assets attributable to Institutional Shares, and 0.95 percent of the Fund’s net assets attributable to R6 Shares.
[7]	The Manager, in its capacity as transfer agent, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of the Fund attributable to Institutional Shares. This fee waiver does not apply to Ordinary Shares or R6 Shares. This fee waiver agreement only may be terminated with the consent of the Trustees. The Manager does not have the right to recoup from Environmental Opportunities Fund amounts that it has waived under that agreement.
[8]	The Manager has contractually agreed until July 31, 2026 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
[9]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
[10]	The Manager has contractually agreed until July 31, 2026 to reimburse such portion of the expenses of Foreign Value Fund attributable to R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.94 percent of Foreign Value Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement does not permit the Manager to recoup any amounts reimbursed by the Manager, and it only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
[11]	The Manager has contractually agreed until July 31, 2026 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Small Cap Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Small Cap Fund amounts that it has waived under that agreement.
[12]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Small Cap Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Foreign Value Small Cap Fund amounts that it has waived under that agreement.
[13]	The Manager has contractually agreed until July 31, 2026 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities Fund would be calculated using an annual rate of 0.80 percent of International Opportunities Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived under that agreement.
[14]	The Manager has contractually agreed until July 31, 2026 to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares, and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of International Opportunities Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived or reimbursed under that agreement.
[15]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of International Opportunities Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have the right to recoup from International Opportunities Fund amounts that it has waived under that agreement.